Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year
	Capital Leases	Operating Leases
(Millions)
2014	$23	$216
2015	9	170
2016	9	128
2017	5	98
2018	3	54
After 2018	30	182
Total	$79	$848
Less: Amounts representing interest	4
Present value of future minimum lease payments	75
Less: Current obligations under capital leases	17
Long-term obligations under capital leases	$58

Accrued Liabilities and Insurance Receivables Related to Legal Proceedings
Liability and Receivable Balances
At December 31
(Millions)	2013	2012	2011

Respirator mask/asbestos liabilities	$152	$154	$130
Respirator mask/asbestos insurance receivables	58	87	121

Environmental remediation liabilities	$27	$29	$28
Environmental remediation insurance receivables	11	11	15

Other environmental liabilities	$48	$57	$75
Other environmental insurance receivables	15	15	―